Loans Payable to Stockholders	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Loan Payable [Abstract]
Loans Payable to Stockholders [Text Block]
12.	Loans Payable to Stockholders

During the three months ended March 31, 2016, the Company received advances equal to an aggregate of $109,500 from various directors and current stockholders of the Company. The Company repaid $57,500 to three directors during this period, which included payment of $15,000 of the $2,547,500 in aggregate advances and other loans payable to stockholders outstanding as of December 31, 2015. As of March 31, 2016, the outstanding balance of advances and other loans payable was $2,626,500, which included two interest-bearing promissory notes with a combined outstanding balance of $1,117,000 with two stockholders and $1,509,000 in outstanding advances from stockholders that have no terms of repayment and do not bear interest. See also Note 19 Evaluation of Subsequent Events related to additional advances from stockholders subsequent to March 31, 2016.

See Note 15 Common Stock related to the conversion of accrued interest on promissory notes issued by the Company to Summit Resources, Inc. (“Summit”), an affiliate of Steve Antoline, a member of the Company’s Board of Directors, and account payable by the Company to Summit, into shares of Common Stock.

4. Loans Payable to Stockholders

On August 6, 2013, the Company entered into the Note and Warrant Purchase Agreement (the “Summit Agreement”) with Summit Resources, Inc. (“Summit”), an affiliate of Steve Antoline, a director of the Company, pursuant to which Summit acquired (a) a promissory note (the “Summit Note”) bearing simple interest at a rate of 10% per annum, in an aggregate principal amount of $600,000 and (b) a five year warrant to purchase 40,000 shares of Common Stock at an exercise price of $27.50 per share. The fair value of these warrants was estimated to be $134,117, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. In accordance with the terms of the Summit Agreement, up to $150,000 of the gross proceeds received by the Company from the sale of each LAESI instrument shall be used to repay the principal amounts due under the Summit Note. The Company repaid $423,915 as of December 31, 2014. Accretion expense of $94,757 was recognized during the year ended December 31, 2014. On March 20, 2015, the Company converted the remaining principal balance of $176,085 and unpaid accrued interest of $87,707, and issued Summit 42,207 shares of Common Stock at a conversion price of $6.25 per share and as an inducement to convert, warrants in aggregate of 21,103 to purchase shares of Common Stock at an exercise price of $12.50 per share. The Company recognized accretion expense of $39,360 during the three months ended March 31, 2015. In addition, the Company recognized debt conversion inducement cost related to the fair value of the warrants issued to Summit of $28,964 during the three months ended March 31, 2015. As of March 31, 2015, the Note was considered fully satisfied.

During 2014, the Company received advances equal to an aggregate of $1,415,000 from Summit. In exchange for a portion of the advances received, the Company entered into Note and Warrant Purchase Agreements and issued (a) one-year promissory notes bearing simple interest at the rate of 10% per annum to Summit in an aggregate principal amount of $1,415,000 and (b) five-year warrants to purchase up to 56,600 shares of Common Stock at an exercise price of $20.00 per share. On June 3, 2014, the Board approved an increase in the total offering amount of the promissory notes issuable to $1,500,000 from $900,000. The fair value of these warrants was estimated to be $101,177, which was recorded as a discount to the promissory note, and will be accreted based on the repayment of the obligation. The Company repaid $250,000 as of December 31, 2014. Accretion expense of $10,950 was recognized during the year ended December 31, 2014. The outstanding balance, net of discount, was $1,074,773 as of December 31, 2014. On March 20, 2015, the Company converted the $165,000 of outstanding principal and unpaid accrued interest of $105,078, and issued Summit 43,212 shares of Common Stock at a conversion price of $6.25 per share and as an inducement to convert, warrants in aggregate of 21,606 to purchase shares of Common Stock at an exercise price of $12.50 per share. The Company recognized accretion expense of $7,227 during the three months ended March 31, 2015. In addition, the Company recognized debt conversion inducement cost related to the fair value of the warrants issued to Summit of $31,455 during the three months ended March 31, 2015. As of December 31, 2015, the outstanding balance was $1,000,000 or $917,000, net of discount.

During 2015, the Company received aggregate gross proceeds of $200,000 from one director and issued a 10% Convertible Promissory Note due on December 31, 2015. This note has been extended until January 31, 2016. Subsequently, the note was further extended with $25,000 due on March 31, 2016 and the remaining balance due on May 31, 2016. The note is convertible into Common Stock at a conversion price of $8.25 per share. The Company also issued 3,636 shares of Common Stock as commitment fee to the director.

During 2014, the Company received advances equal to an aggregate of $540,000 from various directors and current stockholders of the Company. The Company repaid $370,000 to these related parties. No terms of repayment have been specified on the remaining $170,000 aforementioned advances as of the filing date.

During 2015, the Company received advances equal to an aggregate of $1,402,500 from various directors and current stockholders of the Company. The Company repaid $115,000 to these related parties in 2015. No terms of repayment have been specified on the remaining $1,287,500 aforementioned advances as of the filing date.